NET INCOME (LOSS) PER SHARE - Securities that have been excluded from the calculation of weighted-average shares for diluted earnings per share (Details) - shares shares in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
NET INCOME (LOSS) PER SHARE
Warrants	15,147	15,147	15,148